GENERAL (Schedule of Pro Forma Financial Information) (Details) - inContact [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Revenue	$ 1,237,329	$ 1,142,018
Net income	$ 31,195	$ 139,123